POST-EMPLOYMENT BENEFIT - Sensitivity analysis (Details) - Pension benefit plans R$ in Thousands	Dec. 31, 2025 BRL (R$)
Sensitivity analysis
Decrease in defined benefit obligation	R$ 1,985,928
Increase in defined benefit obligation	(1,717,306)
Wages growth
Sensitivity analysis
Decrease in defined benefit obligation	(12,481,640)
Increase in defined benefit obligation	R$ 0
Actuarial assumption of discount rates [member]
Sensitivity analysis
Rate increase (as a percent)	1.00%
Rate decrease (as a percent)	1.00%